Dividends	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Dividends	DIVIDENDS
In 2020, preferred share dividends in the amount of $18 million (2019 - $18 million) and common share dividends in the amount of $599 million (2019 - $570 million) were declared and paid.
See Note 34 - Subsequent Events for dividends declared subsequent to December 31, 2020.